CORPORATE INCOME TAXES	12 Months Ended
Jul. 31, 2026
Income taxes paid (refund) [Abstract]
CORPORATE INCOME TAXES [Text Block]

13. CORPORATE INCOME TAXES

The Company is subject to income taxes in Canada and the United States.  The reconciliation of the income tax provision computed at the statutory rate is as follows:

	2026	2025
Rounded to nearest thousand	$	$
Net loss before tax	(13,990,000)	(4,089,000)
Statutory tax rate	27.00%	27.00%
Expected income tax recovery	(3,777,000)	(1,104,000)
Net adjustments for deductible and non-deductible amounts	2,151,000	640,000
Flow through expenses renounced	452,000	430,000
True-up for prior year balance	(30,000)	74,000
Change in valuation allowance	1,204,000	(40,000)
Deferred income tax recovery	-	-

There are no deferred tax assets/(liabilities) presented in the statement of financial position.

Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets/ (liabilities) have been recognized are attributable to the following:

	2026	2025
Rounded to nearest thousand	$	$
Non-capital loss carry-forwards	2,231,000	892,000
Exploration and evaluation assets	(834,000)	(442,000)
Marketable securities	(32,000)	(14,000)
Share issue costs	297,000	22,000
Total	1,662,000	458,000

The Company has non-capital losses available for Canadian income tax purposes which may be carried forward to reduce taxable income in future years.  Currently the Company has negligible non-capital losses of $3,000 in the United States.  If not utilized, the Canadian non-capital losses of approximately $8,263,000 expire as follows:

Year of Expiry	$
2039	133,000
2040	29,000
2041	373,000
2042	125,000
2043	418,000
2044	417,000
2045	1,671,000
2046	5,097,000
Total	8,263,000

The Company has unclaimed Canadian resource pools at July 31, 2026 of approximately $4,142,000 (July 31, 2025 - $1,195,000), which do not expire and may be deducted against future taxable income of the parent company on a discretionary basis.

The Company has unclaimed United States resource pools at July 31, 2026 of approximately $14,233,000 (July 31, 2025 - $Nil), which do not expire and may be deducted against future taxable income of its subsidiary on a discretionary basis.